Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Sales	$ 2,407	$ 1,731
Cost of sales	(1,527)	(1,582)
General and administrative expenses	(23)	(14)
Depreciation and amortization	(133)	(136)
Loss on disposal of assets, net	(4)	(3)
Impairment of assets, net	(13)	(10)
Expense of restructuring activities	(10)	(2)
Operating income (loss)	697	(16)
Non-operating (expense) income:
Finance costs	(43)	(45)
Interest income on deposits	0	2
West Fraser transaction costs	4	0
Contract settlement	3		$ 0
Costs on early extinguishment of 2020 Notes	0	(10)
Earnings (loss) before income tax	647	(69)
Income tax (expense) recovery	(150)	27
Earnings (loss)	$ 497	$ (42)
Earnings (loss) per common share
Basic (in dollars per share)	$ 6.14	$ (0.51)
Diluted (in dollars per share)	$ 6.14	$ (0.51)